Summary of Significant Accounting Policies - Summary of Outlines the Activity for the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning balance	$ 6,171	$ 5,371
Additions	8,388	5,718
Deductions	(5,691)	(4,918)
Ending balance	$ 8,868	$ 6,171